Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 21, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco FTSE RAFI US 1000 ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.70%	11.95%	10.47%
Performance Inception Date		Dec. 19, 2005
Invesco FTSE RAFI US 1000 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.19%	11.42%	9.93%
Invesco FTSE RAFI US 1000 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.22%	9.43%	8.49%
Invesco FTSE RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.84%	10.22%	8.92%
Performance Inception Date		Sep. 20, 2006
Invesco FTSE RAFI US 1500 Small-Mid ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.32%	9.82%	8.55%
Invesco FTSE RAFI US 1500 Small-Mid ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.75%	8.00%	7.19%
RAFI™ Fundamental Select US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]
FTSE RAFI™ US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		17.14%	12.34%	10.86%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		23.81%	13.86%	12.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.51%	14.28%	12.87%
RAFI™ Fundamental Select US 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]
FTSE RAFI™ US 1500 Mid Small Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3],[4]		13.05%	10.42%	9.15%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.54%	7.40%	7.82%

[1]	Effective after the close of markets on March 21, 2025, the Fund changed its underlying index from FTSE RAFI™ US 1000 Index to RAFI™ Fundamental Select US 1000 Index. Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available. If the Fund had sought to track the RAFI™ Fundamental Select US 1000 Index prior to March 24, 2025, the Fund’s performance would have been different.
[2]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1000 Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[3]	Effective August 28, 2024, the Fund changed its broad-based securities market benchmark from the FTSE RAFI™ US 1500 Mid Small Index to the Russell 3000® Index to reflect that the Russell 3000® Index can be considered more broadly representative of the overall applicable securities market.
[4]	Effective after the close of markets on March 21, 2025, the Fund changed its underlying index from FTSE RAFI™ US 1500 Mid Small Index to RAFI™ Fundamental Select US 1500 Index. Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available. If the Fund had sought to track the RAFI™ Fundamental Select US 1500 Index prior to March 24, 2025, the Fund’s performance would have been different.